Assets pledged as collateral_Details Of Assets Pledged As Collateral(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 32,589,433	₩ 27,506,761
Due from financial institutions | Korea Federation of Savings Banks and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,884,068	₩ 165,026
Reason of pledge	Borrowings from Bank and others	Borrowings from Bank and others
Financial assets measured at fair value through profit or loss
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 18,482,799
Financial assets measured at fair value through profit or loss | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 7,676,111
Reason of pledge	Repurchase agreements
Financial assets measured at fair value through profit or loss | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 9,303,600
Reason of pledge	Securities borrowing transactions
Financial assets measured at fair value through profit or loss | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,503,088
Reason of pledge	Derivatives transactions
Financial assets measured at fair value through other comprehensive income
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 3,184,906
Financial assets measured at fair value through other comprehensive income | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,258,694
Reason of pledge	Repurchase agreements
Financial assets measured at fair value through other comprehensive income | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,001,259
Reason of pledge	Securities borrowing transactions
Financial assets measured at fair value through other comprehensive income | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 49,948
Reason of pledge	Borrowings from Bank of Korea
Financial assets measured at fair value through other comprehensive income | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 479,784
Reason of pledge	Settlement risk of Bank of Korea
Financial assets measured at fair value through other comprehensive income | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 395,221
Reason of pledge	Derivatives transactions
Securities measured at amortized cost
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 4,174,853
Securities measured at amortized cost | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 276,688
Reason of pledge	Repurchase agreements
Securities measured at amortized cost | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,911,160
Reason of pledge	Borrowings from Bank of Korea
Securities measured at amortized cost | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 1,474,529
Reason of pledge	Settlement risk of Bank of Korea
Securities measured at amortized cost | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 162,184
Reason of pledge	Derivatives transactions
Securities measured at amortized cost | Others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 350,292
Reason of pledge	Others
Financial assets held for trading
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 13,689,527
Financial assets held for trading | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 7,699,857
Reason of pledge		Repurchase agreements
Financial assets held for trading | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 4,941,912
Reason of pledge		Securities borrowing transactions
Financial assets held for trading | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 1,047,758
Reason of pledge		Derivatives transactions
Available-for-sale financial assets
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 4,862,079
Available-for-sale financial assets | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 2,401,388
Reason of pledge		Repurchase agreements
Available-for-sale financial assets | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 838,149
Reason of pledge		Securities borrowing transactions
Available-for-sale financial assets | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 651,284
Reason of pledge		Borrowings from Bank of Korea
Available-for-sale financial assets | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 750,254
Reason of pledge		Settlement risk of Bank of Korea
Available-for-sale financial assets | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 221,004
Reason of pledge		Derivatives transactions
Held-to-maturity financial assets
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 3,060,850
Held-to-maturity financial assets | Korea Securities Depository and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 35,026
Reason of pledge		Repurchase agreements
Held-to-maturity financial assets | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 1,326,558
Reason of pledge		Borrowings from Bank of Korea
Held-to-maturity financial assets | Bank of Korea
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 1,204,990
Reason of pledge		Settlement risk of Bank of Korea
Held-to-maturity financial assets | Samsung Futures Inc. and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 330,316
Reason of pledge		Derivatives transactions
Held-to-maturity financial assets | Others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount		₩ 163,960
Reason of pledge		Others
Mortgage loans | Others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 4,060,863	₩ 4,950,490
Reason of pledge	Covered bond	Covered bond
Real estate | Natixis Real Estate Capital LLC and others
Financial Instruments Owned And Pledged As Collateral Line Items [Line Items]
Carrying amount	₩ 801,944	₩ 778,789
Reason of pledge	Borrowings from Bank and others	Borrowings from Bank and others